16. Other assets	12 Months Ended
Dec. 31, 2020
Other assets
Other assets

16.        Other assets

The other assets as of December 31, 2020 of €1.3 million (2019: €0 million) are short-term in nature, do not bear interest and are not impaired. These assets mainly comprise a deferred prepayment of €1 million in respect of a research project where certain milestone payments are due.